Contingencies, commitments and restrictions on the distribution of profits - Preferred bidder to operate Abuja and Kano airports in Nigeria (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Dec. 30, 2022	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary		80.00%
Abuja Airport Concession Company (AACC)
Contingencies, commitments and restrictions on the distribution of profits
Exposure to credit risk on loan commitments and financial guarantee contracts at end of period			$ 1.8
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%
Kano Airport Concession Company Limited (KACC)
Contingencies, commitments and restrictions on the distribution of profits
Exposure to credit risk on loan commitments and financial guarantee contracts at end of period			$ 0.4
Proportion of ownership interest in subsidiary	[1]			51.00%	51.00%
Corporacion Africa Airports Nigeria Limited ("CAAN")
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				51.00%	51.00%
CAAP, Mota
Contingencies, commitments and restrictions on the distribution of profits
Percentage of ownership			51.00%
Percentage of counter guarantee provided			51.00%
CAAP, Mota | Abuja Airport Concession Company (AACC)
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				100.00%
CAAP, Mota | Kano Airport Concession Company Limited (KACC)
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				100.00%
CAAP, Mota | Corporacion Africa Airports Nigeria Limited ("CAAN")
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				51.00%

[1]	Operating company part of the structure related to the future Nigerian concessions (Note 26.b).